Equity - Narrative (Details)			6 Months Ended		11 Months Ended	12 Months Ended
	Sep. 18, 2020 shares	Dec. 24, 2019 USD ($) $ / shares shares	Jun. 30, 2020 USD ($) shares	Jun. 30, 2019 USD ($)	Dec. 31, 2019 USD ($) shares	Jan. 31, 2019 USD ($) shares	Jan. 31, 2018 USD ($) shares	Sep. 17, 2020 shares
Subsidiary, Sale of Stock [Line Items]
Common stock, shares outstanding (in shares) | shares			67,231,900		67,178,054	32,077,974	14,712,724
Proceeds from issue of share capital | $			$ 0	$ 25,081,000	$ 50,415,000	$ 46,084,000	$ 20,222,000
Transaction costs | $			$ 0	$ 580,000	912,000	1,707,000	1,934,000
Number of common stock shares into which warrants may be converted (in shares) | shares		3,358,732
Exercise price of warrants (in dollars per share) | $ / shares		$ 1.45
Dividends paid | $					$ 0	$ 0	$ 0
Private placement
Subsidiary, Sale of Stock [Line Items]
Shares issued (in shares) | shares		35,075,690
Share price (in dollars per share) | $ / shares		$ 0.0143
Proceeds from issue of share capital | $		$ 50,000,000.0
Transaction costs | $		$ 900,000
Number of common stock shares into which warrants may be converted (in shares) | shares		26,306,765
Exercise price of warrants (in dollars per share) | $ / shares		$ 1.45
Volume weighted average common stock price to warrant exercise price, premium, percentage		50.00%
Subsequent event
Subsidiary, Sale of Stock [Line Items]
Reverse stock split ratio	0.2
Common stock, shares outstanding (in shares) | shares	67,200,000							335,900,000